Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2013	2012
	(Millions of yen)
Total minimum lease payments receivable	¥278,621	¥231,221
Unguaranteed residual values	9,566	8,863
Executory costs	(2,184)	(2,598)
Unearned income	(29,875)	(27,521)

	256,128	209,965
Less allowance for credit losses	(7,323)	(6,908)

	248,805	203,057
Less current portion	(91,025)	(74,168)

	¥157,780	¥128,889

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2013	2012
	(Millions of yen)
Balance at beginning of year	¥6,908	¥7,039
Charge-offs	(1,278)	(1,304)
Provision	212	1,922
Other	1,481	(749)

Balance at end of year	¥7,323	¥6,908

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2013.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2014	¥109,408	¥7,639
2015	82,900	4,154
2016	51,963	2,148
2017	25,423	1,070
2018	8,427	309
Thereafter	500	419

	¥278,621	¥15,739